Earnings per share - basic earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net profit attributable to owners of the parent	€ 29	€ 6,622	€ 3,608
Weighted average number of shares outstanding (in shares)	1,572,020	1,564,114	1,548,439
Basic earnings per share (in EUR per share)	€ 0.02	€ 4.23	€ 2.33
Net profit from continuing operations attributable to owners of the parent	€ 29	€ 2,694	€ 3,323
Basic earnings per share from continuing operations (in EUR per share)	€ 0.02	€ 1.72	€ 2.15
Net profit from discontinued operations attributable to owners of the parent	€ 0	€ 3,928	€ 285
Basic earnings per share from discontinued operations (in EUR per share)	€ 0	€ 2.51	€ 0.18